UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Industrials - 24.5%
Aerospace & Defense - 1.9%
Hexcel Corp. (a)	367,291	$10,056,427
Keyw Holding Corp. (The) (a)(b)	481,207	4,523,346

		14,579,773

Building Products - 0.7%
Simpson Manufacturing Co., Inc.	180,685	5,606,656

Commercial Services & Supplies - 1.0%
Interface, Inc.	513,730	7,274,417

Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	415,885	9,727,550

Electrical Equipment - 1.7%
AMETEK, Inc.	141,730	7,133,271
Thermon Group Holdings, Inc. (a)	247,625	5,502,227

		12,635,498

Machinery - 9.1%
Actuant Corp.-Class A	287,160	7,830,853
Chart Industries, Inc. (a)	27,100	2,071,253
Gardner Denver, Inc.	94,570	6,160,290
IDEX Corp.	218,890	9,480,126
Lincoln Electric Holdings, Inc.	175,730	8,612,527
Middleby Corp. (a)	89,720	9,103,888
RBC Bearings, Inc. (a)(b)	163,488	7,664,318
Robbins & Myers, Inc.	168,919	8,228,045
Valmont Industries, Inc.	75,712	9,382,988

		68,534,288

Marine - 1.5%
Kirby Corp. (a)	164,177	10,896,427

Professional Services - 4.7%
Advisory Board Co. (The) (a)	43,250	3,942,670
CoStar Group, Inc. (a)	175,111	12,763,841
RPX Corp. (a)(b)	437,344	7,557,304
TrueBlue, Inc. (a)	645,922	11,148,614

		35,412,429

Road & Rail - 1.0%
Genesee & Wyoming, Inc.-Class A (a)	134,802	7,267,176

Trading Companies & Distributors - 1.6%
United Rentals, Inc. (a)(b)	260,890	12,178,345

		184,112,559

Information Technology - 24.0%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	393,260	8,305,651
Ciena Corp. (a)	359,390	5,326,160

Company	Shares	U.S. $ Value
Netgear, Inc. (a)	189,200	$7,284,200

		20,916,011

Internet Software & Services - 2.4%
Bazaarvoice, Inc. (a)(b)	202,234	4,006,256
DealerTrack Holdings, Inc. (a)	412,354	12,300,520
ExactTarget, Inc. (a)(b)	69,623	1,880,517

		18,187,293

IT Services - 2.2%
ServiceSource International, Inc. (a)(b)	638,621	10,588,336
VeriFone Systems, Inc. (a)	121,742	5,799,789

		16,388,125

Semiconductors & Semiconductor Equipment - 6.5%
Entegris, Inc. (a)	790,253	6,993,739
Fairchild Semiconductor International, Inc. (a)	538,802	7,634,824
International Rectifier Corp. (a)	223,750	4,884,463
Mellanox Technologies Ltd. (a)(b)	156,700	9,181,053
Semtech Corp. (a)(b)	357,967	9,758,181
Teradyne, Inc. (a)	464,200	7,988,882
Veeco Instruments, Inc. (a)	78,070	2,356,933

		48,798,075

Software - 10.1%
Aspen Technology, Inc. (a)	510,183	10,091,420
Cadence Design Systems, Inc. (a)	915,740	10,686,686
Fortinet, Inc. (a)	264,814	6,916,942
Informatica Corp. (a)	29,870	1,374,617
MICROS Systems, Inc. (a)	175,670	9,983,326
QLIK Technologies, Inc. (a)	326,836	9,416,145
SolarWinds, Inc. (a)	198,255	9,300,142
Splunk, Inc. (a)(b)	93,007	3,157,587
Synchronoss Technologies, Inc. (a)	231,860	7,257,218
TIBCO Software, Inc. (a)	220,240	7,245,896

		75,429,979

		179,719,483

Health Care - 18.2%
Biotechnology - 5.0%
Achillion Pharmaceuticals, Inc. (a)(b)	322,388	2,143,880
Amarin Corp. PLC (ADR) (a)(b)	263,180	3,213,428
Ariad Pharmaceuticals, Inc. (a)	382,128	6,228,687
Arqule, Inc. (a)	449,293	3,167,516
AVEO Pharmaceuticals, Inc. (a)	218,014	2,507,161
Cepheid, Inc. (a)	213,985	8,219,164
Ironwood Pharmaceuticals, Inc. (a)	301,519	3,983,066
Onyx Pharmaceuticals, Inc. (a)	93,440	4,252,454
Pharmacyclics, Inc. (a)(b)	118,830	3,274,955

Company	Shares	U.S. $ Value
Synageva BioPharma Corp. (a)(b)	14,082	$534,834

		37,525,145

Health Care Equipment & Supplies - 3.0%
NxStage Medical, Inc. (a)	395,124	6,717,108
Sirona Dental Systems, Inc. (a)	160,519	8,107,815
Volcano Corp. (a)	299,065	8,119,615

		22,944,538

Health Care Providers & Services - 6.7%
AMERIGROUP Corp. (a)	145,395	8,979,595
Catalyst Health Solutions, Inc. (a)	127,180	10,984,537
Centene Corp. (a)	274,550	10,869,434
HMS Holdings Corp. (a)	320,595	7,713,516
Mednax, Inc. (a)	165,110	11,597,326

		50,144,408

Health Care Technology - 1.4%
SXC Health Solutions Corp. (a)	118,381	10,722,951

Pharmaceuticals - 2.1%
Akorn, Inc. (a)	733,660	8,899,296
MAP Pharmaceuticals, Inc. (a)(b)	236,750	3,035,135
Optimer Pharmaceuticals, Inc. (a)(b)	241,968	3,581,126

		15,515,557

		136,852,599

Consumer Discretionary - 15.9%
Distributors - 1.1%
LKQ Corp. (a)	239,736	8,019,169

Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	207,875	3,614,946

Hotels, Restaurants & Leisure - 4.4%
BJ’s Restaurants, Inc. (a)(b)	154,100	6,655,579
Life Time Fitness, Inc. (a)	250,452	11,661,045
Orient-Express Hotels Ltd.-Class A (a)	741,690	7,928,666
Panera Bread Co.-Class A (a)	45,965	7,258,793

		33,504,083

Household Durables - 0.6%
Skullcandy, Inc. (a)(b)	266,419	4,294,674

Media - 0.8%
National CineMedia, Inc.	450,410	6,436,359

Specialty Retail - 8.5%
Dick’s Sporting Goods, Inc.	199,860	10,112,916
Francesca’s Holdings Corp. (a)(b)	290,118	9,095,199
Hibbett Sports, Inc. (a)	198,540	11,856,809
Select Comfort Corp. (a)	350,070	10,110,022
Tractor Supply Co.	73,955	7,277,912

Company	Shares	U.S. $ Value
Ulta Salon Cosmetics & Fragrance, Inc.	76,900	$6,781,042
Zumiez, Inc. (a)	226,670	8,309,722

		63,543,622

		119,412,853

Energy - 7.6%
Energy Equipment & Services - 4.6%
Dril-Quip, Inc. (a)	116,310	7,838,131
Forum Energy Technologies, Inc. (a)	113,060	2,613,947
Oceaneering International, Inc.	161,080	8,316,560
Oil States International, Inc. (a)	101,268	8,058,908
Superior Energy Services, Inc. (a)	284,308	7,653,571

		34,481,117

Oil, Gas & Consumable Fuels - 3.0%
Laredo Petroleum Holdings, Inc. (a)	7,396	195,402
Matador Resources Co. (a)(b)	492,590	5,704,192
Oasis Petroleum, Inc. (a)(b)	245,010	8,102,481
Resolute Energy Corp. (a)(b)	82,640	876,811
SM Energy Co.	114,046	7,539,581

		22,418,467

		56,899,584

Financials - 4.4%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	82,790	9,406,600
Stifel Financial Corp. (a)	214,393	7,808,193

		17,214,793

Commercial Banks - 2.1%
Iberiabank Corp.	144,035	7,355,867
Signature Bank/New York NY (a)	130,119	8,547,517

		15,903,384

		33,118,177

Materials - 1.2%
Chemicals - 1.2%
PolyOne Corp.	419,456	5,813,660
Solutia, Inc.	101,950	2,889,263

		8,702,923

Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
Chefs’ Warehouse, Inc. (The) (a)	308,300	7,454,694

Total Common Stocks (cost $611,044,899)		726,272,872

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $26,865,686)	26,865,686	$26,865,686

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $637,910,585)		753,138,558

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 7.3%
Investment Companies - 7.3%
AllianceBernstein Exchange Reserves - Class I, 0.21% (c) (cost $54,809,032)	54,809,032	54,809,032

Total Investments - 107.7% (cost $692,719,617) (d)		807,947,590
Other assets less liabilities - (7.7)%		(57,614,246)

Net Assets - 100.0%		$750,333,344

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $125,345,343 and gross unrealized depreciation of investments was $(10,117,370), resulting in net unrealized appreciation of $115,227,973.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small Cap Growth Portfolio

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$726,272,872		$	– 0	–	$	– 0	–	$726,272,872
Short-Term Investments	26,865,686			– 0	–		– 0	–	26,865,686
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	54,809,032			– 0	–		– 0	–	54,809,032

Total Investments in Securities	807,947,590			– 0	–		– 0	–	807,947,590
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$807,947,590		$	– 0	–	$	– 0	–	$807,947,590

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy - U.S.

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 104.6%
Information Technology - 17.2%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	5,000	$100,750
Motorola Solutions, Inc.	2,500	127,575
QUALCOMM, Inc. (a)	2,000	127,680

		356,005

Computers & Peripherals - 0.8%
Western Digital Corp. (a)(b)	2,000	77,620

Electronic Equipment, Instruments & Components - 1.4%
Tech Data Corp. (a)(b)	2,500	134,475

IT Services - 2.8%
Mastercard, Inc.-Class A	400	180,908
Teradata Corp. (a)(b)	1,200	83,736

		264,644

Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc. (a)	12,000	143,880
ASML Holding NV (ADR)	3,000	152,970
Marvell Technology Group Ltd. (b)	7,000	105,070

		401,920

Software - 4.3%
Activision Blizzard, Inc. (a)	8,500	109,395
CA, Inc.	4,000	105,680
Cadence Design Systems, Inc. (a)(b)	9,000	105,030
Intuit, Inc.	1,500	86,955

		407,060

		1,641,724

Industrials - 16.3%
Aerospace & Defense - 2.8%
Northrop Grumman Corp. (a)	2,300	145,544
United Technologies Corp. (a)	1,500	122,460

		268,004

Air Freight & Logistics - 1.6%
United Parcel Service, Inc.-Class B (a)	1,900	148,466

Construction & Engineering - 1.0%
Fluor Corp.	1,700	98,175

Electrical Equipment - 2.3%
Cooper Industries PLC	2,100	131,397
Hubbell, Inc.-Class B (a)	1,100	88,264

		219,661

Industrial Conglomerates - 3.6%
3M Co.	800	71,488
Danaher Corp.	3,000	162,660

Company	Shares	U.S. $ Value
Tyco International Ltd.	2,000	$112,260

		346,408

Machinery - 4.1%
Illinois Tool Works, Inc.	2,500	143,450
Parker Hannifin Corp. (a)	1,500	131,535
Stanley Black & Decker, Inc.	1,500	109,740

		384,725

Road & Rail - 0.9%
Norfolk Southern Corp. (a)	1,200	87,516

		1,552,955

Consumer Discretionary - 16.1%
Automobiles - 0.9%
Ford Motor Co. (a)	7,500	84,600

Hotels, Restaurants & Leisure - 3.2%
Marriott International, Inc./DE-Class A (a)	4,000	156,360
McDonald’s Corp. (a)	1,500	146,175

		302,535

Household Durables - 1.5%
Garmin Ltd. (c)	3,000	141,390

Media - 0.9%
Interpublic Group of Cos., Inc. (The) (a)	7,500	88,575

Specialty Retail - 8.3%
Advance Auto Parts, Inc. (a)	1,700	156,060
AutoZone, Inc. (a)(b)	400	158,464
Bed Bath & Beyond, Inc. (a)(b)	1,500	105,585
Best Buy Co., Inc.	4,200	92,694
Home Depot, Inc. (The) (a)	3,500	181,265
PetSmart, Inc.	1,700	99,042

		793,110

Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. (a)	1,700	124,372

		1,534,582

Consumer Staples - 13.6%
Beverages - 1.9%
Coca-Cola Enterprises, Inc. (a)	6,000	180,720

Food & Staples Retailing - 2.3%
Costco Wholesale Corp. (a)	2,500	220,425

Food Products - 3.5%
ConAgra Foods, Inc. (a)	6,500	167,830
Kraft Foods, Inc.-Class A (a)	4,200	167,454

		335,284

Company	Shares	U.S. $ Value
Household Products - 0.8%
Kimberly-Clark Corp. (a)	900	$70,623

Personal Products - 0.7%
Herbalife Ltd.	1,000	70,320

Tobacco - 4.4%
Altria Group, Inc. (a)	7,000	225,470
Philip Morris International, Inc. (a)	2,100	187,971

		413,441

		1,290,813

Health Care - 11.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	1,949	138,593

Health Care Equipment & Supplies - 1.2%
Becton Dickinson and Co.	1,500	117,675

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.-Class A (a)	3,000	111,630
Humana, Inc. (a)	1,500	121,020
McKesson Corp. (a)	1,200	109,692
WellPoint, Inc. (a)	2,500	169,550

		511,892

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co. (a)	4,000	133,480
Eli Lilly & Co. (a)	5,000	206,950

		340,430

		1,108,590

Financials - 10.0%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)(b)	1,000	113,620
Franklin Resources, Inc. (a)	800	100,408
Raymond James Financial, Inc.	1,600	58,592

		272,620

Commercial Banks - 1.6%
CIT Group, Inc. (b)	1,400	52,990
Wells Fargo & Co.	3,000	100,290

		153,280

Insurance - 5.5%
Allied World Assurance Co. Holdings AG	1,500	107,940
American Financial Group, Inc./OH (a)	3,200	124,544
Assurant, Inc. (a)	2,500	100,850
Prudential Financial, Inc.	1,300	78,702
Travelers Cos., Inc. (The) (a)	1,700	109,344

		521,380

		947,280

Company	Shares	U.S. $ Value
Energy - 9.5%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc. (c)	1,500	$102,825
National Oilwell Varco, Inc. (a)	1,500	113,640
Schlumberger Ltd.	1,700	126,038

		342,503

Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp. (a)	1,400	149,184
ConocoPhillips (a)	2,700	193,401
Marathon Oil Corp. (a)	3,500	102,690
Occidental Petroleum Corp. (a)	1,300	118,586

		563,861

		906,364

Materials - 7.1%
Chemicals - 5.5%
CF Industries Holdings, Inc. (a)	600	115,836
Monsanto Co.	1,000	76,180
Sherwin-Williams Co. (The) (a)	1,500	180,420
Valspar Corp.	3,000	153,450

		525,886

Containers & Packaging - 0.8%
Ball Corp. (a)	1,800	75,168

Paper & Forest Products - 0.8%
Domtar Corp.	800	69,984

		671,038

Utilities - 2.1%
Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (b)	4,500	84,375

Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc. (a)	3,800	118,370

		202,745

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc. (a)	2,500	100,950

Total Common Stocks (cost $9,068,097)		9,957,041

OPTIONS PURCHASED - PUTS - 0.2%
Options on Funds and Investment Trusts - 0.2%
SPDR S+P 500 ETF Trust Expiration: Jun 2012, Exercise Price: $ 125.00 (b)(d) (cost $62,304)	175	12,863

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (e) (cost $257,466)	257,466	$257,466

Total Investments Before Security Lending Collateral for Securities Loaned - 107.5% (cost $9,387,867)		10,227,370

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.6%
Investment Companies - 2.6%
AllianceBernstein Exchange Reserves-Class I, 0.21% (e) (cost $249,750)	249,750	249,750

Total Investments Before Securities Sold Short - 110.1% (cost $9,637,617) (f)		10,477,120

SECURITIES SOLD SHORT - (95.6)%
COMMON STOCKS - (95.6)%
Consumer Discretionary - (15.6)%
Auto Components - (1.4)%
BorgWarner, Inc. (b)	(800)	(63,232)
Johnson Controls, Inc.	(2,100)	(67,137)

		(130,369)

Distributors - (0.7)%
LKQ Corp. (b)	(2,000)	(66,900)

Hotels, Restaurants & Leisure - (2.2)%
Darden Restaurants, Inc.	(2,100)	(105,168)
Starwood Hotels & Resorts Worldwide, Inc.	(1,800)	(106,560)

		(211,728)

Leisure Equipment & Products - (1.1)%
Mattel, Inc.	(3,000)	(100,800)

Media - (4.5)%
Comcast Corp.-Class A	(3,500)	(106,155)
DIRECTV (b)	(1,500)	(73,905)
Liberty Global, Inc. (b)	(1,100)	(54,791)
Liberty Media Corp.-Liberty Capital (b)	(900)	(78,696)
Thomson Reuters Corp. (New York)	(4,000)	(119,280)

		(432,827)

Multiline Retail - (1.9)%
Family Dollar Stores, Inc.	(1,200)	(81,060)
JC Penney Co., Inc.	(1,200)	(43,272)
Target Corp.	(1,000)	(57,940)

		(182,272)

Specialty Retail - (3.2)%
CarMax, Inc. (b)	(3,000)	(92,610)
Ross Stores, Inc.	(1,600)	(98,544)

Company	Shares	U.S. $ Value
Tiffany & Co.	(700)	$(47,922)
TJX Cos., Inc.	(1,500)	(62,565)

		(301,641)

Textiles, Apparel & Luxury Goods - (0.6)%
VF Corp.	(400)	(60,820)

		(1,487,357)

Information Technology - (14.7)%
Computers & Peripherals - (2.7)%
Dell, Inc. (b)	(6,000)	(98,220)
EMC Corp./MA (b)	(3,500)	(98,735)
NetApp, Inc. (b)	(1,500)	(58,245)

		(255,200)

Internet Software & Services - (0.6)%
eBay, Inc. (b)	(1,500)	(61,575)

IT Services - (2.9)%
Automatic Data Processing, Inc.	(1,600)	(88,992)
Cognizant Technology Solutions Corp.-Class A (b)	(1,200)	(87,984)
Infosys Ltd. (Sponsored ADR)	(1,100)	(52,085)
VeriFone Systems, Inc. (b)	(1,000)	(47,640)

		(276,701)

Office Electronics - (0.5)%
Xerox Corp.	(6,500)	(50,570)

Semiconductors & Semiconductor Equipment - (2.9)%
Altera Corp.	(1,500)	(53,355)
KLA-Tencor Corp.	(1,200)	(62,580)
Linear Technology Corp.	(2,500)	(81,775)
Texas Instruments, Inc.	(2,500)	(79,850)

		(277,560)

Software - (5.1)%
Adobe Systems, Inc. (b)	(1,500)	(50,340)
Autodesk, Inc. (b)	(1,500)	(59,055)
Informatica Corp. (b)	(1,100)	(50,622)
Oracle Corp.	(4,000)	(117,560)
Red Hat, Inc. (b)	(1,200)	(71,532)
Salesforce.com, Inc. (b)	(500)	(77,865)
VMware, Inc.-Class A (b)	(500)	(55,860)

		(482,834)

		(1,404,440)

Industrials - (14.3)%
Aerospace & Defense - (2.9)%
Honeywell International, Inc.	(1,500)	(90,990)
Precision Castparts Corp.	(600)	(105,822)
Rockwell Collins, Inc.	(1,400)	(78,246)

		(275,058)

Company	Shares	U.S. $ Value
Commercial Services & Supplies - (1.5)%
Republic Services, Inc.-Class A	(1,700)	$(46,529)
Waste Management, Inc.	(2,700)	(92,340)

		(138,869)

Construction & Engineering - (1.2)%
Jacobs Engineering Group, Inc. (b)	(1,200)	(52,596)
Quanta Services, Inc. (b)	(3,000)	(66,360)

		(118,956)

Electrical Equipment - (1.5)%
Emerson Electric Co.	(1,700)	(89,318)
Rockwell Automation, Inc.	(700)	(54,138)

		(143,456)

Machinery - (3.6)%
Cummins, Inc.	(500)	(57,915)
Deere & Co.	(800)	(65,888)
Dover Corp.	(900)	(56,394)
Eaton Corp.	(2,200)	(105,996)
PACCAR, Inc.	(1,300)	(55,848)

		(342,041)

Professional Services - (1.3)%
Dun & Bradstreet Corp. (The)	(700)	(54,446)
IHS, Inc.-Class A (b)	(700)	(70,749)

		(125,195)

Road & Rail - (1.0)%
Kansas City Southern	(1,200)	(92,424)

Trading Companies & Distributors - (1.3)%
Fastenal Co.	(1,500)	(70,230)
MSC Industrial Direct Co., Inc.-Class A	(700)	(51,597)

		(121,827)

		(1,357,826)

Consumer Staples - (13.8)%
Beverages - (2.3)%
Molson Coors Brewing Co.-Class B	(2,300)	(95,634)
PepsiCo, Inc.	(1,800)	(118,800)

		(214,434)

Food & Staples Retailing - (3.2)%
Safeway, Inc.	(4,000)	(81,320)
Sysco Corp.	(4,500)	(130,050)
Walgreen Co.	(2,800)	(98,168)

		(309,538)

Food Products - (2.9)%
HJ Heinz Co.	(2,000)	(106,620)
Kellogg Co.	(2,000)	(101,140)
Ralcorp Holdings, Inc. (b)	(1,000)	(72,810)

		(280,570)

Company	Shares	U.S. $ Value
Household Products - (4.3)%
Church & Dwight Co., Inc.	(2,200)	$(111,760)
Colgate-Palmolive Co.	(1,400)	(138,516)
Procter & Gamble Co. (The)	(2,500)	(159,100)

		(409,376)

Tobacco - (1.1)%
Reynolds American, Inc.	(2,500)	(102,075)

		(1,315,993)

Health Care - (8.9)%
Health Care Equipment & Supplies - (0.9)%
Covidien PLC	(1,500)	(82,845)

Health Care Providers & Services - (4.5)%
CIGNA Corp.	(2,500)	(115,575)
DaVita, Inc. (b)	(1,000)	(88,580)
Express Scripts Holding Co. (b)	(1,500)	(83,685)
Henry Schein, Inc. (b)	(1,200)	(92,088)
Universal Health Services, Inc.-Class B	(1,200)	(51,252)

		(431,180)

Life Sciences Tools & Services - (0.7)%
Waters Corp. (b)	(800)	(67,288)

Pharmaceuticals - (2.8)%
Johnson & Johnson	(2,200)	(143,198)
Mylan, Inc./PA (b)	(2,500)	(54,275)
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	(1,500)	(68,610)

		(266,083)

		(847,396)

Financials - (8.3)%
Capital Markets - (2.7)%
BlackRock, Inc.-Class A	(300)	(57,474)
Charles Schwab Corp. (The)	(4,500)	(64,350)
Invesco Ltd.	(2,100)	(52,164)
TD Ameritrade Holding Corp.	(4,200)	(78,918)

		(252,906)

Commercial Banks - (0.8)%
US Bancorp	(2,500)	(80,425)

Insurance - (4.8)%
Aflac, Inc.	(1,500)	(67,560)
Aon PLC	(2,100)	(108,780)
Berkshire Hathaway, Inc. (b)	(1,700)	(136,765)
Everest Re Group Ltd.	(800)	(79,280)
Willis Group Holdings PLC	(1,700)	(61,982)

		(454,367)

		(787,698)

Energy - (7.8)%
Energy Equipment & Services - (2.6)%
Baker Hughes, Inc.	(1,500)	(66,165)

Company	Shares	U.S. $ Value
Cameron International Corp. (b)	(900)	$(46,125)
FMC Technologies, Inc. (b)	(1,400)	(65,800)
Noble Corp. (b)	(1,700)	(64,702)

		(242,792)

Oil, Gas & Consumable Fuels - (5.2)%
Apache Corp.	(800)	(76,752)
Devon Energy Corp.	(1,200)	(83,820)
El Paso Corp.	(4,400)	(130,548)
EQT Corp.	(1,200)	(59,784)
Exxon Mobil Corp.	(1,700)	(146,778)

		(497,682)

		(740,474)

Materials - (7.0)%
Chemicals - (5.8)%
Air Products & Chemicals, Inc.	(1,100)	(94,039)
Dow Chemical Co. (The)	(2,000)	(67,760)
Ecolab, Inc.	(1,500)	(95,535)
EI du Pont de Nemours & Co.	(1,700)	(90,882)
Praxair, Inc.	(1,100)	(127,270)
Sigma-Aldrich Corp.	(1,000)	(70,900)

		(546,386)

Containers & Packaging - (1.2)%
Crown Holdings, Inc. (b)	(1,500)	(55,470)
Rock-Tenn Co.	(1,000)	(62,330)

		(117,800)

		(664,186)

Utilities - (3.3)%
Electric Utilities - (1.7)%
Northeast Utilities	(1,500)	(55,155)
PPL Corp.	(4,000)	(109,400)

		(164,555)

Independent Power Producers & Energy Traders - (0.6)%
OGE Energy Corp.	(1,000)	(53,960)

Multi-Utilities - (1.0)%
PG&E Corp.	(2,100)	(92,778)

		(311,293)

Telecommunication Services - (1.9)%
Diversified Telecommunication Services - (1.2)%
AT&T, Inc.	(3,500)	(115,185)

Wireless Telecommunication Services - (0.7)%
SBA Communications Corp.-Class A (b)	(1,200)	(64,488)

		(179,673)

Total Securities Sold Short (proceeds $8,480,446)		(9,096,336)

U.S. $ Value
Total Investments, Net of Securities Sold Short - 14.5% (cost $1,157,171)	$1,380,784
Other assets less liabilities - 85.5%	8,136,271

Net Assets - 100.0%	$9,517,055

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
SPDR S+P 500 ETF Trust (d) (premium received $34,470)	175	$116.00	June 2012	$(5,075)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	U.S. Dividend Custom Basket	10,000	0.39%	$972	4/15/13	Bank of America, NA	$24,074
Pay Total Return on Reference Index
Pay	S&P US 100 Total Return Index	413	0.37%	$977	4/15/13	Bank of America, NA	(20,435)
Pay	Russell 2000 Total Return Index	9	0.24%	33	5/15/12	UBS AG	(780)
Pay	Russell 2000 Total Return Index	22	0.24%	80	8/15/12	UBS AG	(1,910)

							$949

(a)	Securities, or a portion thereof, with an aggregate market value of $4,147,992 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $986,361 and gross unrealized depreciation of investments was $(762,748), resulting in net unrealized appreciation of $223,613.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Market Neutral Strategy - U.S.

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$9,957,041		$	– 0	–	$	– 0	–	$9,957,041
Options Purchased - Puts	– 0	–		12,863			– 0	–	12,863
Short-Term Investments	257,466			– 0	–		– 0	–	257,466
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	249,750			– 0	–		– 0	–	249,750
Liabilities:
Common Stocks*	(9,096,336)								(9,096,336)

Total Investments in Securities	1,367,921			12,863			– 0	–	1,380,784
Other Financial Instruments**:
Assets:
Total Return Swap Contracts	– 0	–		24,074			– 0	–	24,074
Liabilities:
Put Options Written	– 0	–		(5,075)			– 0	–	(5,075)
Total Return Swap Contracts	– 0	–		(23,125)			– 0	–	(23,125)

Total	$1,367,921			$8,737		$	– 0	–	$1,376,658

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.5%
Industrials - 16.8%
Aerospace & Defense - 1.9%
Northrop Grumman Corp. (a)	2,400	$151,872
Rolls-Royce Holdings PLC (b)	16,600	221,949
United Technologies Corp. (a)	2,100	171,444

		545,265

Air Freight & Logistics - 0.7%
United Parcel Service, Inc.-Class B (a)	2,500	195,350

Airlines - 0.6%
Westjet Airlines Ltd.	11,700	168,539

Commercial Services & Supplies - 1.4%
Aggreko PLC	6,200	226,610
Brambles Ltd.	23,900	179,322

		405,932

Construction & Engineering - 0.8%
China Communications Construction Co., Ltd. (b)	100,000	99,640
Fluor Corp. (a)	2,200	127,050

		226,690

Electrical Equipment - 1.8%
Cooper Industries PLC (a)	2,900	181,453
Hubbell, Inc.-Class B (a)	1,500	120,360
Sumitomo Electric Industries Ltd.	16,000	215,828

		517,641

Industrial Conglomerates - 3.1%
3M Co. (a)	900	80,424
Danaher Corp. (a)	3,700	200,614
Hutchison Whampoa Ltd. (a)	10,000	95,864
Keppel Corp., Ltd. (a)	19,000	169,000
Siemens AG (a)	1,900	176,359
Tyco International Ltd.	2,700	151,551

		873,812

Machinery - 3.2%
Illinois Tool Works, Inc. (a)	3,500	200,830
Parker Hannifin Corp. (a)	2,000	175,380
Schindler Holding AG	1,600	204,338
SMC Corp./Japan	1,200	200,404
Stanley Black & Decker, Inc. (a)	1,800	131,688

		912,640

Marine - 0.6%
China Shipping Container-Class H (b)	538,000	174,292

Professional Services - 0.9%
Bureau Veritas SA	1,400	124,722

Company	Shares	U.S. $ Value
Campbell Brothers Ltd.	2,000	$141,916

		266,638

Road & Rail - 1.6%
Canadian National Railway Co.	2,100	179,207
Norfolk Southern Corp. (a)	1,700	123,981
West Japan Railway Co.	4,000	164,330

		467,518

Transportation Infrastructure - 0.2%
China Merchants Holdings International Co., Ltd.	18,000	58,076

		4,812,393

Consumer Discretionary - 15.9%
Automobiles - 0.9%
Ford Motor Co. (a)	10,200	115,056
Volkswagen AG	800	136,660

		251,716

Diversified Consumer Services - 0.6%
Benesse Holdings, Inc.	3,400	168,815

Hotels, Restaurants & Leisure - 4.0%
Compass Group PLC	14,100	147,405
Crown Ltd.	19,100	180,356
Galaxy Entertainment Group Ltd. (b)(c)	27,000	84,344
Marriott International, Inc./DE-Class A (a)	4,800	187,632
McDonald’s Corp. (a)	1,800	175,410
Sands China Ltd.	42,800	168,124
Tim Hortons, Inc.	3,800	219,341

		1,162,612

Household Durables - 1.2%
Garmin Ltd. (c)	3,700	174,381
Sekisui House Ltd.	18,000	166,867

		341,248

Leisure Equipment & Products - 0.6%
Sankyo Co., Ltd.	3,500	168,753

Media - 1.1%
Interpublic Group of Cos., Inc. (The) (a)	10,500	124,005
Singapore Press Holdings Ltd.	14,000	44,854
Sky Network Television Ltd.	18,100	80,669
Television Broadcasts Ltd.	8,000	58,608

		308,136

Multiline Retail - 0.8%
Next PLC (a)	4,600	218,764

Specialty Retail - 4.7%
Advance Auto Parts, Inc. (a)	2,000	183,600
AutoZone, Inc. (a)(b)	600	237,696
Bed Bath & Beyond, Inc. (a)(b)	2,100	147,819
Best Buy Co., Inc. (a)	4,900	108,143

Company	Shares	U.S. $ Value
Home Depot, Inc. (The) (a)	4,600	$238,234
Inditex SA	1,700	153,228
L’Occitane International SA	56,000	148,974
PetSmart, Inc. (a)	2,300	133,998

		1,351,692

Textiles, Apparel & Luxury Goods - 2.0%
Burberry Group PLC	5,800	139,805
Coach, Inc. (a)	2,400	175,584
LVMH Moet Hennessy Louis Vuitton SA (c)	900	149,306
Trinity Ltd.	146,000	121,761

		586,456

		4,558,192

Financials - 13.3%
Capital Markets - 2.0%
Aberdeen Asset Management PLC	47,800	219,999
Affiliated Managers Group, Inc. (a)(b)	1,300	147,706
Franklin Resources, Inc. (a)	1,000	125,510
Raymond James Financial, Inc. (a)	2,200	80,564

		573,779

Commercial Banks - 6.5%
Bank of China Ltd.	230,000	95,777
Bank of Yokohama Ltd. (The)	37,000	179,192
BNP Paribas SA	3,800	153,366
Chiba Bank Ltd. (The)	28,000	170,114
CIT Group, Inc. (a)(b)	2,000	75,700
Commonwealth Bank of Australia	3,400	183,406
DBS Group Holdings Ltd.	5,000	56,172
HSBC Holdings PLC (a)	22,600	204,014
Mitsubishi UFJ Financial Group, Inc.	29,000	139,244
Royal Bank of Canada (c)	3,600	208,052
Toronto-Dominion Bank (The) (a)	2,500	211,292
United Overseas Bank Ltd.	4,000	62,062
Wells Fargo & Co. (a)	4,200	140,406

		1,878,797

Diversified Financial Services - 0.0%
TMX Group, Inc.	200	9,131

Insurance - 3.7%
AIA Group Ltd.	47,000	166,628
Allied World Assurance Co. Holdings AG	2,000	143,920
American Financial Group, Inc./OH (a)	4,500	175,140
Assurant, Inc. (a)	3,500	141,190
Hannover Rueckversicherung AG (c)	2,700	163,397
Prudential Financial, Inc. (a)	1,800	108,972
Travelers Cos., Inc. (The) (a)	2,300	147,936

		1,047,183

Real Estate Management & Development - 1.1%
Hang Lung Properties Ltd.	13,000	47,878

Company	Shares	U.S. $ Value
Hongkong Land Holdings Ltd.	20,000	$123,821
Wharf Holdings Ltd. (a)	24,000	142,328

		314,027

		3,822,917

Energy - 10.8%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc. (a)	2,000	137,100
National Oilwell Varco, Inc. (a)	2,000	151,520
Schlumberger Ltd. (a)	2,100	155,694
Seadrill Ltd.	4,300	166,720

		611,034

Oil, Gas & Consumable Fuels - 8.7%
BP PLC (a)	29,900	216,001
Chevron Corp. (a)	1,800	191,808
China Petroleum & Chemical Corp.-Class H	140,000	148,695
ConocoPhillips (a)(d)	3,700	265,031
Enbridge, Inc.	4,400	184,356
Kunlun Energy Co., Ltd. (a)	58,000	101,487
Marathon Oil Corp. (a)	4,500	132,030
Occidental Petroleum Corp. (a)	1,600	145,952
PetroChina Co., Ltd.-Class H	52,000	77,700
Royal Dutch Shell PLC-Class A	6,300	224,695
Santos Ltd.	12,100	175,534
Statoil ASA	6,000	160,994
Suncor Energy, Inc. (Toronto)	3,800	125,519
Total SA (a)	3,200	153,612
Woodside Petroleum Ltd.	4,900	177,201

		2,480,615

		3,091,649

Consumer Staples - 10.7%
Beverages - 1.4%
Coca-Cola Enterprises, Inc. (a)	8,100	243,972
Heineken NV (c)	2,900	158,597

		402,569

Food & Staples Retailing - 3.4%
Aeon Co., Ltd.	18,300	238,907
China Resources Enterprise Ltd. (c)	28,000	101,351
Costco Wholesale Corp. (a)	3,600	317,412
Jeronimo Martins SGPS SA (a)(c)	7,700	144,101
Woolworths Ltd.	6,600	177,961

		979,732

Food Products - 2.0%
ConAgra Foods, Inc. (a)(d)	8,200	211,724
Golden Agri-Resources Ltd.	240,000	142,066
Kraft Foods, Inc.-Class A (a)	5,500	219,285

		573,075

Company	Shares	U.S. $ Value
Household Products - 0.3%
Kimberly-Clark Corp. (a)	1,000	$78,470

Personal Products - 0.9%
Beiersdorf AG (c)	2,400	168,424
Herbalife Ltd.(a)	1,400	98,448

		266,872

Tobacco - 2.7%
Altria Group, Inc. (a)	9,300	299,553
British American Tobacco PLC (a)	4,000	205,158
Philip Morris International, Inc. (d)	2,900	259,579

		764,290

		3,065,008

Information Technology - 10.3%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	6,000	120,900
Motorola Solutions, Inc. (a)	3,400	173,502
QUALCOMM, Inc. (a)(d)	2,100	134,064
ZTE Corp.-Class H (b)(c)	20,000	48,287

		476,753

Computers & Peripherals - 0.5%
Lenovo Group Ltd.	74,000	70,673
Western Digital Corp. (a)(b)	2,000	77,620

		148,293

Electronic Equipment, Instruments & Components - 0.6%
Tech Data Corp. (a)(b)(d)	3,300	177,507

IT Services - 1.8%
Itochu Techno-Solutions Corp. (c)	4,100	187,071
Mastercard, Inc.-Class A (a)	500	226,135
Teradata Corp. (a)(b)	1,700	118,626

		531,832

Office Electronics - 0.7%
Konica Minolta Holdings, Inc.	25,000	202,829

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc. (a)	13,800	165,462
ASML Holding NV (ADR)	3,800	193,762
Marvell Technology Group Ltd. (a)(b)	9,300	139,593

		498,817

Software - 3.3%
Activision Blizzard, Inc. (a)	11,600	149,292
CA, Inc. (a)	5,500	145,310
Cadence Design Systems, Inc. (a)(b)	12,100	141,207
Dassault Systemes SA	1,700	164,967
Intuit, Inc. (a)	2,000	115,940

Company	Shares	U.S. $ Value
Sage Group PLC (The)	47,000	$218,365

		935,081

		2,971,112

Materials - 8.9%
Chemicals - 7.0%
Agrium, Inc. (Toronto)	1,600	140,945
Air Water, Inc.	14,000	176,473
BASF SE (c)	2,300	189,366
CF Industries Holdings, Inc. (a)	800	154,448
Koninklijke DSM NV	3,400	195,109
Lanxess AG	2,500	199,041
Linde AG	1,400	239,628
Monsanto Co. (a)	1,100	83,798
Nippon Shokubai Co., Ltd.	16,000	179,255
Sherwin-Williams Co. (The) (a)	2,000	240,560
Valspar Corp. (a)	4,000	204,600

		2,003,223

Containers & Packaging - 1.0%
Amcor Ltd./Australia	22,600	176,391
Ball Corp. (a)	2,500	104,400

		280,791

Metals & Mining - 0.7%
BHP Billiton PLC (a)	6,700	215,686

Paper & Forest Products - 0.2%
Domtar Corp. (a)	800	69,984

		2,569,684

Health Care - 8.7%
Biotechnology - 0.6%
Amgen, Inc. (a)	2,600	184,886

Health Care Equipment & Supplies - 1.2%
Becton Dickinson and Co.	2,100	164,745
Coloplast A/S (a)	900	166,622

		331,367

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.-Class A (a)	3,700	137,677
Humana, Inc. (a)	1,800	145,224
McKesson Corp. (a)	1,700	155,397
WellPoint, Inc. (a)	2,900	196,678

		634,976

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co. (a)	5,300	176,861
Eli Lilly & Co. (a)	6,900	285,591
GlaxoSmithKline PLC (a)	8,900	205,603
Novo Nordisk A/S-Class B	1,600	235,877
Otsuka Holdings Co., Ltd.	8,500	256,170

Company	Shares	U.S. $ Value
Roche Holding AG	900	$172,600

		1,332,702

		2,483,931

Utilities - 2.6%
Electric Utilities - 1.0%
CLP Holdings Ltd. (a)	7,500	64,205
Endesa SA	8,600	154,213
Power Assets Holdings Ltd. (a)	10,000	74,788

		293,206

Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. (a)(b)	6,300	118,125
Electric Power Development Co., Ltd.	6,300	174,319

		292,444

Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc. (a)	5,200	161,980

		747,630

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.4%
BT Group PLC	60,800	207,963
China Telecom Corp., Ltd.-Class H (a)(b)	114,000	61,098
Verizon Communications, Inc. (a)	3,500	141,330

		410,391

Wireless Telecommunication Services - 1.1%
NTT DoCoMo, Inc.	100	170,750
StarHub Ltd.	50,000	128,780

		299,530

		709,921

Total Common Stocks (cost $26,819,295)		28,832,437

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S+P 500 ETF Trust Expiration: Jun 2012, Exercise Price: $ 125.00 (b)(e) (cost $62,304)	175	12,863

	Shares
PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (cost $2,840)	1,759,600	2,856

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 21.8%
Investment Companies - 21.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.12% (f) (cost $6,259,361)	6,259,361	$6,259,361

Total Investments Before Security Lending Collateral - 122.4% (cost $33,143,800)		35,107,517

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 5.0%
Investment Companies - 5.0%
AllianceBernstein Exchange Reserves-Class I, 0.21% (f) (cost $1,412,607)	1,412,607	1,412,607

Total Investments - 127.4% (cost $34,556,407)		36,520,124

	Shares
SECURITIES SOLD SHORT - (93.3)%
COMMON STOCKS - (92.8)%
Industrials - (15.6)%
Aerospace & Defense - (2.3)%
Bombardier, Inc.	(28,300)	(120,895)
European Aeronautic Defence and Space Co. NV	(2,400)	(94,845)
Honeywell International, Inc.	(1,900)	(115,254)
Meggitt PLC	(13,600)	(90,186)
Precision Castparts Corp.	(800)	(141,096)
Rockwell Collins, Inc.	(2,000)	(111,780)

		(674,056)

Airlines - (0.8)%
Air China Ltd. (b)	(100,000)	(72,230)
Singapore Airlines Ltd.	(20,000)	(171,554)

		(243,784)

Building Products - (0.4)%
Geberit AG (b)	(500)	(105,718)

Commercial Services & Supplies - (2.5)%
Babcock International Group PLC	(6,700)	(90,430)
Edenred	(3,100)	(99,037)
G4S PLC	(20,200)	(91,647)
Progressive Waste Solutions Ltd.	(5,200)	(112,807)
Republic Services, Inc.-Class A	(2,100)	(57,477)
Secom Co., Ltd.	(2,900)	(137,219)
Waste Management, Inc.	(3,700)	(126,540)

		(715,157)

Construction & Engineering - (1.8)%
FLSmidth & Co. A/S	(1,500)	(105,589)
Jacobs Engineering Group, Inc. (b)	(1,500)	(65,745)
Leighton Holdings Ltd.	(6,500)	(138,576)
Quanta Services, Inc. (b)	(4,300)	(95,116)

Company	Shares	U.S. $ Value
SNC-Lavalin Group, Inc.	(3,200)	$(120,310)

		(525,336)

Electrical Equipment - (1.5)%
ABB Ltd. (b)	(4,700)	(85,648)
Emerson Electric Co.	(2,400)	(126,096)
Nidec Corp.	(1,600)	(143,787)
Rockwell Automation, Inc.	(900)	(69,606)

		(425,137)

Industrial Conglomerates - (0.7)%
Jardine Matheson Holdings Ltd.	(2,200)	(108,821)
Koninklijke Philips Electronics NV (b)	(5,100)	(101,493)

		(210,314)

Machinery - (2.1)%
Cummins, Inc.	(700)	(81,081)
Deere & Co.	(1,000)	(82,360)
Dover Corp.	(1,100)	(68,926)
Eaton Corp.	(2,700)	(130,086)
PACCAR, Inc.	(1,600)	(68,736)
Yangzijiang Shipbuilding Holdings Ltd.	(175,000)	(166,009)

		(597,198)

Marine - (0.5)%
Mitsui OSK Lines Ltd.	(35,000)	(135,657)

Professional Services - (0.9)%
Capita Group PLC (The)	(7,500)	(80,775)
Dun & Bradstreet Corp. (The)	(800)	(62,224)
IHS, Inc.-Class A (b)	(1,000)	(101,070)

		(244,069)

Road & Rail - (1.5)%
Asciano Ltd.	(35,400)	(173,254)
Kansas City Southern	(1,600)	(123,232)
Tobu Railway Co., Ltd.	(28,000)	(142,520)

		(439,006)

Trading Companies & Distributors - (0.6)%
Fastenal Co.	(2,200)	(103,004)
MSC Industrial Direct Co., Inc.-Class A	(900)	(66,339)

		(169,343)

		(4,484,775)

Financials - (13.8)%
Capital Markets - (1.6)%
BlackRock, Inc.-Class A	(400)	(76,632)
Charles Schwab Corp. (The)	(6,000)	(85,800)
Invesco Ltd.	(3,100)	(77,004)
Macquarie Group Ltd.	(3,600)	(108,506)
TD Ameritrade Holding Corp.	(6,400)	(120,256)

		(468,198)

Company	Shares	U.S. $ Value
Commercial Banks - (3.1)%
Agricultural Bank of China Ltd.	(197,000)	$(92,918)
Aozora Bank Ltd.	(45,000)	(115,415)
Bank of East Asia Ltd.	(27,881)	(103,919)
Hang Seng Bank Ltd.	(5,000)	(68,472)
Joyo Bank Ltd. (The)	(27,000)	(117,867)
Standard Chartered PLC	(5,900)	(144,229)
Sumitomo Mitsui Trust Holdings, Inc.	(46,000)	(134,759)
US Bancorp	(3,400)	(109,378)

		(886,957)

Consumer Finance - (0.5)%
Credit Saison Co., Ltd.	(6,000)	(128,766)

Diversified Financial Services - (0.9)%
Hong Kong Exchanges and Clearing Ltd.	(5,700)	(90,574)
Resolution Ltd.	(28,500)	(103,532)
Singapore Exchange Ltd.	(14,000)	(75,481)

		(269,587)

Insurance - (6.7)%
Aflac, Inc.	(2,000)	(90,080)
Aon PLC	(2,900)	(150,220)
Berkshire Hathaway, Inc. (b)	(2,600)	(209,170)
China Life Insurance Co., Ltd.-Class H (b)	(36,000)	(95,852)
Everest Re Group Ltd.	(1,100)	(109,010)
Fairfax Financial Holdings Ltd.	(400)	(163,989)
Insurance Australia Group Ltd.	(29,800)	(109,306)
Muenchener Rueckversicherungs AG	(600)	(87,150)
Ping An Insurance Group Co.-Class H	(15,000)	(124,594)
Power Financial Corp.	(5,900)	(176,788)
Prudential PLC	(12,200)	(149,522)
QBE Insurance Group Ltd.	(7,500)	(107,610)
Sampo Oyj	(3,400)	(90,525)
SCOR SE	(3,600)	(95,176)
Tokio Marine Holdings, Inc.	(2,600)	(66,517)
Willis Group Holdings PLC	(2,300)	(83,858)

		(1,909,367)

Real Estate Management & Development - (1.0)%
China Overseas Land & Investment Ltd.	(50,000)	(108,179)
City Developments Ltd.	(9,000)	(73,521)
Swire Pacific Ltd.	(9,000)	(105,977)

		(287,677)

		(3,950,552)

Consumer Discretionary - (13.4)%
Auto Components - (0.9)%
BorgWarner, Inc. (b)	(1,100)	(86,944)
GKN PLC	(27,100)	(89,632)
Johnson Controls, Inc.	(2,900)	(92,713)

		(269,289)

Company	Shares	U.S. $ Value
Distributors - (0.6)%
Li & Fung Ltd.	(28,000)	$(59,708)
LKQ Corp. (b)	(3,000)	(100,350)

		(160,058)

Hotels, Restaurants & Leisure - (1.7)%
Accor SA	(2,800)	(96,826)
Darden Restaurants, Inc.	(2,900)	(145,232)
Starwood Hotels & Resorts Worldwide, Inc.	(2,600)	(153,920)
Whitbread PLC	(2,900)	(90,722)

		(486,700)

Household Durables - (0.3)%
Persimmon PLC	(8,700)	(88,733)

Leisure Equipment & Products - (0.5)%
Mattel, Inc.	(4,100)	(137,760)

Media - (4.5)%
Comcast Corp.-Class A	(4,500)	(136,485)
Dentsu, Inc.	(5,600)	(171,948)
DIRECTV (b)	(1,500)	(73,905)
Liberty Global, Inc. (b)	(1,200)	(59,772)
Liberty Media Corp.-Liberty Capital (b)	(1,000)	(87,440)
Pearson PLC	(7,900)	(148,803)
Publicis Groupe SA	(2,400)	(123,929)
Thomson Reuters Corp. (New York)	(5,200)	(155,064)
Thomson Reuters Corp. (Toronto)	(7,300)	(218,146)
WPP PLC	(8,700)	(117,806)

		(1,293,298)

Multiline Retail - (1.6)%
Family Dollar Stores, Inc.	(1,700)	(114,835)
JC Penney Co., Inc.	(2,600)	(93,756)
Parkson Retail Group Ltd.	(156,000)	(173,036)
Target Corp.	(1,500)	(86,910)

		(468,537)

Specialty Retail - (1.9)%
CarMax, Inc. (b)	(4,200)	(129,654)
Fast Retailing Co., Ltd.	(700)	(156,428)
Ross Stores, Inc.	(2,000)	(123,180)
Tiffany & Co.	(800)	(54,768)
TJX Cos., Inc.	(2,100)	(87,591)

		(551,621)

Textiles, Apparel & Luxury Goods - (1.4)%
Ports Design Ltd.	(55,000)	(63,587)
Swatch Group AG (The)	(1,600)	(127,902)
VF Corp.	(700)	(106,435)
Yue Yuen Industrial Holdings Ltd.	(30,000)	(100,081)

		(398,005)

		(3,854,001)

Company	Shares	U.S. $ Value
Consumer Staples - (11.0)%
Beverages - (2.4)%
Molson Coors Brewing Co.-Class B	(3,100)	$(128,898)
PepsiCo, Inc.	(2,600)	(171,600)
Pernod-Ricard SA	(1,600)	(166,028)
SABMiller PLC	(5,200)	(218,548)

		(685,074)

Food & Staples Retailing - (2.6)%
Casino Guichard Perrachon SA (b)	(1,500)	(147,374)
Metro AG	(2,700)	(87,169)
Safeway, Inc.	(5,500)	(111,815)
Sysco Corp.	(5,900)	(170,510)
Wal-Mart Stores, Inc.	(1,500)	(88,365)
Walgreen Co.	(4,200)	(147,252)

		(752,485)

Food Products - (2.7)%
Aryzta AG (b)	(2,700)	(136,006)
HJ Heinz Co.	(2,500)	(133,275)
Kellogg Co.	(2,500)	(126,425)
Ralcorp Holdings, Inc. (b)	(1,400)	(101,934)
Tingyi Cayman Islands Holding Corp.	(36,000)	(95,883)
Wilmar International Ltd.	(15,000)	(58,729)
Yakult Honsha Co., Ltd.	(3,500)	(128,929)

		(781,181)

Household Products - (1.9)%
Church & Dwight Co., Inc.	(2,700)	(137,160)
Colgate-Palmolive Co.	(1,900)	(187,986)
Procter & Gamble Co. (The)	(3,500)	(222,740)

		(547,886)

Personal Products - (0.4)%
Hengan International Group Co., Ltd.	(10,000)	(105,924)

Tobacco - (1.0)%
Japan Tobacco, Inc.	(25)	(138,492)
Reynolds American, Inc.	(3,500)	(142,905)

		(281,397)

		(3,153,947)

Information Technology - (8.9)%
Computers & Peripherals - (1.2)%
Dell, Inc. (b)	(8,000)	(130,960)
EMC Corp./MA (b)	(4,900)	(138,229)
NetApp, Inc. (b)	(2,000)	(77,660)

		(346,849)

Electronic Equipment, Instruments & Components - (0.7)%
Spectris PLC	(3,000)	(91,855)
TDK Corp.	(2,200)	(114,877)

		(206,732)

Company	Shares	U.S. $ Value
Internet Software & Services - (0.8)%
Dena Co., Ltd.	(4,700)	$(147,481)
eBay, Inc. (b)	(2,100)	(86,205)

		(233,686)

IT Services - (1.8)%
Automatic Data Processing, Inc.	(2,000)	(111,240)
Cognizant Technology Solutions Corp.-Class A (b)	(1,600)	(117,312)
Infosys Ltd. (Sponsored ADR)	(1,500)	(71,025)
NTT Data Corp.	(42)	(145,363)
VeriFone Systems, Inc. (b)	(1,300)	(61,932)

		(506,872)

Office Electronics - (0.2)%
Xerox Corp.	(8,900)	(69,242)

Semiconductors & Semiconductor Equipment - (1.8)%
Altera Corp.	(2,000)	(71,140)
ARM Holdings PLC	(15,200)	(128,610)
KLA-Tencor Corp.	(2,000)	(104,300)
Linear Technology Corp.	(3,500)	(114,485)
Texas Instruments, Inc.	(2,800)	(89,432)

		(507,967)

Software - (2.4)%
Autodesk, Inc. (b)	(1,700)	(66,929)
Oracle Corp.	(5,500)	(161,645)
Red Hat, Inc. (b)	(1,200)	(71,532)
Salesforce.com, Inc. (b)	(700)	(109,011)
SAP AG	(2,800)	(185,678)
VMware, Inc.-Class A (b)	(700)	(78,204)

		(672,999)

		(2,544,347)

Materials - (8.2)%
Chemicals - (6.7)%
Air Liquide SA	(1,500)	(192,941)
Air Products & Chemicals, Inc.	(1,500)	(128,235)
Akzo Nobel NV	(2,200)	(117,988)
Dow Chemical Co. (The)	(2,400)	(81,312)
Ecolab, Inc.	(2,000)	(127,380)
EI du Pont de Nemours & Co.	(2,300)	(122,958)
Johnson Matthey PLC	(2,300)	(86,368)
K+S AG	(3,500)	(174,936)
Nitto Denko Corp.	(3,000)	(123,120)
Potash Corp. of Saskatchewan, Inc.	(2,900)	(123,298)
Praxair, Inc.	(1,500)	(173,550)
Shin-Etsu Chemical Co., Ltd.	(2,200)	(126,984)
Sigma-Aldrich Corp.	(1,200)	(85,080)
Toray Industries, Inc.	(17,000)	(130,701)
Yara International ASA	(2,700)	(132,354)

		(1,927,205)

Construction Materials - (0.5)%
Fletcher Building Ltd.	(27,500)	(140,294)

Company	Shares	U.S. $ Value
Containers & Packaging - (0.6)%
Crown Holdings, Inc. (b)	(2,300)	$(85,054)
Rock-Tenn Co.	(1,200)	(74,796)

		(159,850)

Metals & Mining - (0.4)%
Glencore International PLC	(18,500)	(128,205)

		(2,355,554)

Energy - (8.0)%
Energy Equipment & Services - (2.2)%
Baker Hughes, Inc.	(1,800)	(79,398)
Cameron International Corp. (b)	(1,100)	(56,375)
China Oilfield Services Ltd.-Class H	(60,000)	(96,658)
FMC Technologies, Inc. (b)	(2,000)	(94,000)
Noble Corp. (b)	(2,000)	(76,120)
Tenaris SA	(5,200)	(101,219)
WorleyParsons Ltd.	(4,700)	(137,622)

		(641,392)

Oil, Gas & Consumable Fuels - (5.8)%
Apache Corp.	(1,000)	(95,940)
BG Group PLC	(6,400)	(151,009)
Crescent Point Energy Corp.	(2,800)	(122,334)
Devon Energy Corp.	(1,500)	(104,775)
El Paso Corp.	(5,800)	(172,086)
EQT Corp.	(1,500)	(74,730)
Exxon Mobil Corp.	(2,300)	(198,582)
OMV AG	(2,800)	(94,715)
Origin Energy Ltd.	(12,700)	(174,485)
Pacific Rubiales Energy Corp.	(4,100)	(117,623)
Premier Oil PLC (b)	(18,400)	(111,972)
Tullow Oil PLC	(4,900)	(122,248)
Yanzhou Coal Mining Co., Ltd.-Class H (b)	(50,000)	(104,722)

		(1,645,221)

		(2,286,613)

Health Care - (7.0)%
Health Care Equipment & Supplies - (0.4)%
Covidien PLC	(2,100)	(115,983)
Elekta Ab-units	(2,900)	(9,449)

		(125,432)

Health Care Providers & Services - (2.3)%
CIGNA Corp.	(3,400)	(157,182)
DaVita, Inc. (b)	(1,200)	(106,296)
Express Scripts Holding Co. (b)	(2,100)	(117,159)
Henry Schein, Inc. (b)	(1,700)	(130,458)
Sinopharm Group Co., Ltd. (b)	(26,800)	(69,491)
Universal Health Services, Inc.-Class B	(1,500)	(64,065)

		(644,651)

Life Sciences Tools & Services - (0.3)%
Waters Corp. (b)	(1,100)	(92,521)

Company	Shares	U.S. $ Value
Pharmaceuticals - (4.0)%
Astellas Pharma, Inc.	(2,900)	$(117,611)
Bayer AG	(2,300)	(162,067)
Johnson & Johnson	(3,100)	(201,779)
Kyowa Hakko Kirin Co., Ltd.	(13,000)	(136,649)
Merck KGaA	(1,400)	(153,888)
Mylan, Inc./PA (b)	(3,400)	(73,814)
Novartis AG	(3,400)	(187,735)
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	(2,300)	(105,202)

		(1,138,745)

		(2,001,349)

Utilities - (4.2)%
Electric Utilities - (2.2)%
Cheung Kong Infrastructure Holdings Ltd.	(16,000)	(94,615)
E.ON AG	(6,900)	(156,228)
Northeast Utilities	(1,900)	(69,863)
PPL Corp.	(5,500)	(150,425)
Shikoku Electric Power Co., Inc.	(5,800)	(149,813)

		(620,944)

Independent Power Producers & Energy Traders - (0.4)%
Huaneng Power International, Inc.-Class H (b)	(80,000)	(47,353)
OGE Energy Corp.	(1,200)	(64,752)

		(112,105)

Multi-Utilities - (1.6)%
Centrica PLC	(43,600)	(216,932)
PG&E Corp.	(3,200)	(141,376)
Vector Ltd.	(48,100)	(103,724)

		(462,032)

		(1,195,081)

Telecommunication Services - (2.7)%
Diversified Telecommunication Services - (1.8)%
AT&T, Inc.	(4,500)	(148,095)
China Unicom Hong Kong Ltd.	(32,000)	(56,048)
Singapore Telecommunications Ltd.	(68,000)	(170,366)
Telecom Corp. of New Zealand Ltd.	(67,500)	(145,121)

		(519,630)

Wireless Telecommunication Services - (0.9)%
KDDI Corp.	(27)	(176,750)
SBA Communications Corp.-Class A (b)	(1,600)	(85,984)

		(262,734)

		(782,364)

Total Common Stocks (proceeds $25,510,615)		(26,608,583)

Company	Shares	U.S. $ Value
Investment Companies - (0.5)%
Funds and Investment Trusts - (0.5)%
iShares PLC - iShares FTSE 100 (proceeds $(128,553))	(15,000)	$(140,608)

Total Securities Sold Short (proceeds $25,639,168)		(26,749,191)

Total Investments, Net of Securities Sold Short - 34.1% (cost $8,917,239)		9,770,933
Other assets less liabilities - 65.9% (g)		18,907,802

Net Assets - 100.0%		$28,678,735

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
SPDR S+P 500 ETF Trust (e) (premium received $34,470)	175	$116.00	June 2012	$(5,075)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	US Dividend Custom Basket	15,000	0.39%	$1,458	4/15/13	Bank of America, N.A.	$36,111
Receive	Global Dividend Custom Basket	1,499	0.62%	1,433	4/15/13	Deutsche Bank AG	22,279
Pay Total Return on Reference Index
Pay	S&P United States 500 Total Return 1988 Index	620	0.37%	$1,467	4/15/13	Bank of America, N.A.	$(30,677)
Pay	MSCI Daily TR Gross EAFE & Canada USD Index	273	0.59%	1,341	4/15/13	JPMorgan Chase Bank, N.A.	(34,120)
Pay	Russell 2000 Total Return Index	11	0.24%	40	5/15/12	UBS AG	(954)

							$(7,361)

(a)	Securities, or a portion thereof, with an aggregate market value of $14,751,425 have been segregated to collateralize short sales.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	An amount of $4,170 has been segregated to collateralize open total return swap agreements for the Market Neutral Strategy – Global.

(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,452,373 and gross unrealized depreciation of investments was $(1,598,679), resulting in net unrealized appreciation of $853,694.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange

PORTFOLIO STATISTICS

Net Assets ($mil): $28.7

NET COUNTRY EXPOSURE (TOP THREE)*
Long		Short
United States	3.4%	New Zealand	-1.1%
United Kingdom	1.6	China	-0.9
Australia	1.6	Switzerland	-0.9

*	Holdings are expressed as a percentage of total net assets and may vary over time.

AllianceBernstein Market Neutral Strategy - Global

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$2,359,743		$2,452,650		$	– 0	–	$4,812,393
Consumer Discretionary	2,220,899		2,337,293			– 0	–	4,558,192
Financials	1,715,519		2,107,398			– 0	–	3,822,917
Energy	1,489,010		1,602,639			– 0	–	3,091,649
Consumer Staples	1,887,040		1,177,968			– 0	–	3,065,008
Information Technology	2,078,920		892,192			– 0	–	2,971,112
Materials	998,735		1,570,949			– 0	–	2,569,684
Health Care	1,447,059		1,036,872			– 0	–	2,483,931
Utilities	280,105		467,525			– 0	–	747,630
Telecommunication Services	141,330		568,591			– 0	–	709,921
Options Purchased - Puts	– 0	–	12,863			– 0	–	12,863
Preferred Stocks:
Industrials	– 0	–	– 0	–		2,856		2,856
Short-Term Investments	6,259,361		– 0	–		– 0	–	6,259,361
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	1,412,607		– 0	–		– 0	–	1,412,607
Liabilities:
Common Stocks:
Industrials	(2,235,428)		(2,249,347)			– 0	–	(4,484,775)
Financials	(1,452,185)		(2,498,367)			– 0	–	(3,950,552)
Consumer Discretionary	(2,244,860)		(1,545,554)			(63,587)		(3,854,001)
Consumer Staples	(1,870,865)		(1,283,082)			– 0	–	(3,153,947)
Information Technology	(1,730,483)		(813,864)			– 0	–	(2,544,347)
Materials	(1,001,663)		(1,353,891)			– 0	–	(2,355,554)
Energy	(1,191,963)		(1,094,650)			– 0	–	(2,286,613)
Health Care	(1,173,908)		(827,441)			– 0	–	(2,001,349)
Utilities	(426,416)		(768,665)			– 0	–	(1,195,081)
Telecommunication Services	(234,079)		(548,285)			– 0	–	(782,364)
Investment Companies	– 0	–	(140,608)			– 0	–	(140,608)

Total Investments in Securities	8,728,478		1,103,186	+		(60,731)		9,770,933
Other Financial Instruments* :
Assets:
Total Return Swap Contracts	– 0	–	58,390			– 0	–	58,390
Liabilities:
Put Options Written	– 0	–	(5,075)			– 0	–	(5,075)
Total Return Swap Contracts	– 0	–	(65,751)			– 0	–	(65,751)

Total	$8,728,478		$1,090,750			$(60,731)		$9,758,497

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Industrials			Consumer Discretionary			Total
Balance as of 7/31/11	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		16			36,897			36,913
Purchases		2,840			– 0	–		2,840
Sales		– 0	–		(100,484)			(100,484)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 4/30/12		$2,856			$(63,587)			$(60,731)

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/12		$16			$36,897			$36,913

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2012